Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2024	2023
Equipment	$2,841	$2,653
Furniture and fixtures	333	503
Leasehold improvements	693	434
Internal-use software	5,366	4,807
Other	693	1,370
	9,926	9,767
Accumulated depreciation and amortization	(5,862)	(4,785)
Property and equipment, net	$4,064	$4,982

Depreciation and amortization expense was $2.1 million and $2.1 million for the years ended December 31, 2024 and 2023, respectively.

The Company recorded impairment charges for “Property and equipment, net” of $2.8 million for the year ended December 31, 2024, respectively, related to the Company’s internal-use software that no longer have a planned future use.